Summary of Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

These financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The financial statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles of the United States (“GAAP”).

Basis of Presentation

The financial statements and related disclosures have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (“SEC”). The financial statements have been prepared using the accrual basis of accounting in accordance with Generally Accepted Accounting Principles of the United States (“GAAP”).

Basis of Consolidation

Basis of Consolidation

The financial statements have been prepared on a consolidated basis with those of the Company’s wholly-owned subsidiary, Shuttle Pharmaceuticals, Inc. All intercompany transactions and balances have been eliminated.

Basis of Consolidation

The financial statements have been prepared on a consolidated basis with those of the Company’s wholly-owned subsidiary, Shuttle Pharmaceuticals, Inc. All intercompany transactions and balances have been eliminated.

Use of Estimates

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. Significant estimates in the accompanying financial statements include useful lives of property and equipment, valuation of derivatives, and the valuation allowance on deferred tax assets.

Use of Estimates

The preparation of consolidated financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. The Company regularly evaluates estimates and assumptions. The Company bases its estimates and assumptions on current facts, historical experience, and various other factors that it believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities and the accrual of costs and expenses that are not readily apparent from other sources. The actual results experienced by the Company may differ materially and adversely from the Company’s estimates. To the extent there are material differences between the estimates and the actual results, future results of operations will be affected. Significant estimates in the accompanying financial statements include useful lives of property and equipment, valuation of derivatives, and the valuation allowance on deferred tax assets.

Property and Equipment

Property and Equipment

Property and equipment are stated at cost. Expenditures for maintenance and repairs are charged to earnings as incurred; additions, renewals and betterments are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Furniture	5 years
Computers and equipment	5 years
Research Equipment	10 years

Property and Equipment

Property and equipment are stated at cost. Expenditures for maintenance and repairs are charged to earnings as incurred; additions, renewals and betterments are capitalized. When property and equipment are retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the respective accounts, and any gain or loss is included in operations. Depreciation of property and equipment is provided using the straight-line method for substantially all assets with estimated lives as follows:

Furniture	5 years
Computers and equipment	5 years
Research Equipment	10 years

Research and Development Expenses

Research and Development Expenses

Research and development expenses are charged to expense as incurred. Research and development expenses include, but are not limited to, product development, clinical and regulatory expenses, payroll and other personnel expenses, materials, supplies, related subcontract expenses, and consulting costs. The expenses assigned to NIH SBIR sponsored research are related to: (1) “Topic 352: Cell-Based Models for Prostate Cancer Health Disparity Research – Moonshot Project” and (2) “Topic 345: Predictive Biomarkers of Prostate Cancer Patient Sensitivity for Radiation Late Effects.”

The research expenses are assigned to the research projects to demonstrate proof of principle in patients with prostate cancer that may support development and commercialization of biomarker products and to gather prostate cancer cell lines in African American men to serve as the product for use in health disparities research. Costs that are not covered by the SBIR contract for performing the Phase I contract to determine commercialization feasibility included partial salary support of personnel and a consultant to develop a commercialization plan. Costs that are not covered in the Phase II contract include business development and partial salary support.

Research expenses related to new drug discovery include partial support of personnel, space, supplies and legal costs.

During fiscal year 2022, the Company completed two SBIR contracts from the NIH to support research projects with potential for commercialization. The SBIR contract awards are fixed payments made by the NIH in response to quarterly Shuttle invoices and provide non-dilutive funds that do not include a repayment obligation. Details on the three contracts follow:

1. Contract #HHSN261201600027C/75N91018C00016 supported “Topic 345: Predictive Biomarkers of Prostate Cancer Patient Sensitivity for Radiation Late Effects.” This $299,502 Phase I award includes funded research from September 19, 2016 through September 18, 2017 and was advanced to Phase II of the awards with funding of $1,903,095 with a fixed price contract period of September 17, 2018 through September 16, 2020 and subsequent no cost extensions through September 15, 2021 and then March 15, 2022 (Reference 75N91019C00031). The Company received quarterly payments of $211,455 for a total of $845,820 in 2020; and 2 quarterly payments related to Topic 345 for a total of $422,910 in 2021. On April 6, 2022, the Company submitted the final invoice for “Topic 345: Predictive Biomarkers of Prostate Cancer Patient Sensitivity for Radiation Late Effects,” for $211,455, following the completion of the Final Quarterly Progress Report to NIH covering the performance period of September 16, 2019-March 15, 2022. The invoice was paid in full on April 27, 2022. In Phase II of the SBIR effort, the Company completed an analytical validation of the metabolic test kit, extended the option to license the metabolite signatures (intellectual property) from Georgetown University, manufacture 500 “kits,” test and developed plans for a multi-institutional clinical trial to be implemented in the Phase III effort. This contract included a subcontract to Georgetown University (“Georgetown”) for use of Mass Spectrometry core facilities to analyze clinical samples. The contract was extended to complete the milestones which were delayed due to the impact of COVID-19.

On December 6, 2019, the Company engaged Georgetown to perform the $795,248 subcontract of its Phase II contract #HHSN75N91019C00031. The Company agreed to reimburse Georgetown for its allowable costs not to exceed the ceiling amount of $795,248. Georgetown invoiced the Company for a total of $791,017 as of September 30, 2022, leaving a balance of $4,231. Depending on the resources it uses, Georgetown may or may not invoice for the total subcontract amount. In the event Georgetown does not invoice for the total allowable amount, the Company is not obligated to pay the ceiling amount. As of April 2022, cumulative payments of $791,017 were made to Georgetown, including an additional invoice for $282,643 which was received but not paid until the second quarter of 2022. All invoices have now been paid.

2. The Phase II contract #HHSN261201800016C supports the discovery work following a Phase I contract # HHSN261600038C “Topic 352 – SBIR Phase II Cell-based Models for Prostate Cancer Health Disparity Research” and was awarded to provide $1,484,350 to fund research from September 17, 2018 through September 16, 2020 and was extended without cost through November 16, 2021 due to delays caused by the impact of COVID-19. For the entire contract period, the Company invoiced and received a total of $1,411,883. The final draft report was filed with the NIH along with the final invoice for $10,000, which payment was made on December 3, 2021, and no additional payments are expected. The Phase II contract also includes a subcontract to Georgetown University for $742,002 to establish prostate cancer cell lines from African American patients undergoing prostate surgery for cancers.

On December 5, 2018, the Company engaged Georgetown University to perform the $742,002 subcontract of its Phase II contract #HHSN261201800016C. Depending on the resources it uses, Georgetown may or may not invoice for the total subcontract amount. In the event Georgetown does not invoice for the total allowable amount, the Company is not obligated to pay the ceiling amount. The Company has been invoiced by Georgetown and has paid Georgetown a total of $305,866 as of September 30, 2022.

The Company recognizes the amounts received from the contract at fair value when there is reasonable assurance that the contract amount will be received, and it is probable that all attaching conditions will be complied with. The Company recognizes the amounts received in accordance with the contract as a reduction of research and development expenses over the periods necessary to match the contract on a systematic basis to the costs that it is intended to compensate. The Company records reimbursements on the balance sheet as contract receivables upon meeting the criteria discussed above until cash is received. During the quarter ended September 30, 2022, the Company recorded a net deficit of $83,868 with the Company funding the NIH no-cost extension along with other R&D activities. The NIH made the final payment of $211,455 in April 2022 for Topic 345.

In September of 2022, TCG GreenChem, Inc. (“TCG GreenChem”) was contracted for process research, development and cGMP compliant manufacture of IPdR. The total project cost is $1,500,000 based on four milestone payments, the first payment of $450,000 was paid during the quarter ended September 30, 2022, pursuant to which TCG GreenChem commenced work on the project.

Regarding the accounting treatment for reimbursements, GAAP provides limited guidance on the accounting for government grants received by for-profit companies. We understand there is more than one acceptable alternative for the accounting treatment – a reduction of costs, a deferred credit to be amortized, revenue or other income. Due to the terms of the contracts we have entered into, the Company concluded that the reimbursements were more akin to a reduction of costs rather than any of the other alternatives that would match the contract reimbursements on a systematic basis to the costs that the contract is intended to compensate.

Research and Development Expenses

Research and development expenses are charged to expense as incurred. Research and development expenses include, but are not limited to, product development, clinical and regulatory expenses, payroll and other personnel expenses, materials, supplies, related subcontract expenses, and consulting costs. The expenses assigned to NIH SBIR sponsored research are related to: (1) “Topic 352: Cell-Based Models for Prostate Cancer Health Disparity Research – Moonshot Project” and (2) “Topic 345: Predictive Biomarkers of Prostate Cancer Patient Sensitivity for Radiation Late Effects.”

The research expenses are assigned to the research projects to demonstrate proof of principle in patients with prostate cancer that may support development and commercialization of biomarker products and to gather prostate cancer cell lines in African American men to serve as the product for use in health disparities research. Costs that are not covered by the SBIR contract for performing the Phase I contract to determine commercialization feasibility included partial salary support of personnel and a consultant to develop a commercialization plan. Costs that are not covered in the Phase II contract include business development and partial salary support.

Research expenses related to new drug discovery include partial support of personnel, space, supplies, and legal costs.

During fiscal year 2021, the Company has made progress on completing two SBIR contracts from the NIH to support research projects with potential for commercialization. The SBIR contract awards are fixed payments made by the NIH in response to quarterly Shuttle invoices and provide non-dilutive funds that do not include a repayment obligation. Details on the three contracts follow:

1. Contract #HHSN261201600027C/75N91018C00016 supported “Topic 345: Predictive Biomarkers of Prostate Cancer Patient Sensitivity for Radiation Late Effects.” This $299,502 Phase I award includes funded research from 9/19/2016 through 9/18/2017 and was advanced to Phase II of the awards with funding of $1,903,095 with a fixed price contract period of 9/17/2018 through 9/16/2020 and subsequent no cost extensions through 9/15/2021 and then 3/15/2022 (Reference 75N91019C00031). The Company received quarterly payments of $211,455 for a total of $845,820 in 2020; and 2 quarterly payments related to Topic 345 for a total of $422,910 in 2021. In Phase II of the SBIR effort, the Company will license the metabolite signatures (intellectual property) from Georgetown University, manufacture 500 “kits,” test and validate the metabolic kit performance and develop a multi-institutional clinical trial to be implemented in the Phase III effort. This contract includes a subcontract to Georgetown University for use of Mass Spectrometry core facilities to analyze clinical samples. The contract was extended to complete the milestones which were delayed due to the impact of COVID-19.

On December 6, 2019, the Company engaged Georgetown University to perform the $795,248 subcontract of its Phase II contract #HHSN75N91019C00031. The Company will reimburse Georgetown for its allowable costs not to exceed the ceiling amount of $795,248. Depending on the resources it uses, Georgetown may or may not invoice for the total subcontract amount. In the event Georgetown does not invoice for the total allowable amount, the Company is not obligated to pay the ceiling amount. As of December 31, 2021, payments of $354,829 were made to Georgetown, and additional invoices for $436,188 were received but not yet paid.

2. The Phase II contract #HHSN261201800016C supports the discovery work following a Phase I contract # HHSN261600038C “Topic 352 – SBIR Phase II Cell-based Models for Prostate Cancer Health Disparity Research” and was awarded to provide $1,484,350 to fund research from 9/17/2018 through 9/16/2020 and was extended without cost through 11/16/2021 due to delays caused by the impact of COVID-19. For 2020, the Company received 2.5 quarterly payments for a total of $412,321 and $82,467 in 2021. The Phase II contract also includes a subcontract to Georgetown University for $742,002 to establish prostate cancer cell lines from African American patients undergoing prostate surgery for cancers.

On December 5, 2018, the Company engaged Georgetown University to perform the $742,002 subcontract of its Phase II contract #HHSN261201800016C. Depending on the resources it uses, Georgetown may or may not invoice for the total subcontract amount. In the event Georgetown does not invoice for the total allowable amount, the Company is not obligated to pay the ceiling amount. The Company has been invoiced by Georgetown and has paid Georgetown a total of $292,252 as of December 31, 2021.

The Company recognizes the amounts received from the contract at fair value when there is reasonable assurance that the contract amount will be received, and it is probable that all attaching conditions will be complied with. The Company recognizes the amounts received in accordance with the contract as a reduction of research and development expenses over the periods necessary to match the contract on a systematic basis to the costs that it is intended to compensate. The Company records reimbursements on the balance sheet as contract receivables upon meeting the criteria discussed above until cash is received. During the 12 months ended December 31, 2021, the Company recorded a net deficit of $1,021,808 from these two SBIR contracts which is the result of recording $1,527,185 in SBIR contract related expenses on revenues of $505,377.

Regarding the accounting treatment for reimbursements, GAAP provides limited guidance on the accounting for government grants received by for-profit companies. We understand there is more than one acceptable alternative for the accounting treatment – a reduction of costs, a deferred credit to be amortized, revenue, or other income. Due to the terms of the contracts, we have entered into the Company concluded that the reimbursements were more akin to a reduction of costs rather than any of the other alternatives that would match the contract reimbursements on a systematic basis to the costs that the contract is intended to compensate.

Derivative Financial Instruments

Derivative Financial Instruments

The Company evaluates all of its agreements to determine if such instruments have derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses a Binomial Simulation model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date. As of September 30, 2022, the Company had no derivative instruments. As of December 31, 2021 the Company’s only derivative financial instrument was an embedded warrant feature associated with its Series A Convertible Preferred Stock due to certain provisions that allow for a change in the warrant value based on fluctuations of the Company’s fair value of common stock at the date of issuance of the warrant based on certain contingent call features.

Derivative Financial Instruments

The Company evaluates all of its agreements to determine if such instruments have derivatives or contain features that qualify as embedded derivatives. For derivative financial instruments that are accounted for as liabilities, the derivative instrument is initially recorded at its fair value and is then re-valued at each reporting date, with changes in the fair value reported in the statements of operations. For stock-based derivative financial instruments, the Company uses a Binomial Simulation model to value the derivative instruments at inception and on subsequent valuation dates. The classification of derivative instruments, including whether such instruments should be recorded as liabilities or as equity, is evaluated at the end of each reporting period. Derivative instrument liabilities are classified in the balance sheet as current or non-current based on whether or not net-cash settlement of the derivative instrument could be required within 12 months of the balance sheet date. As of December 31, 2021, the Company’s only derivative financial instrument was an embedded warrant feature associated with Series A Convertible Preferred Stock due to certain provisions that allow for a change in the warrant value based on fluctuations of the Company’s fair value of common stock at the date of issuance of the warrant based on certain contingent call features.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash, accounts receivable, accounts payable, accrued liabilities and short-term debt, the carrying amounts approximate their fair values due to their short maturities.

FASB ASC Topic 820, Fair Value Measurements and Disclosures, requires disclosure of the fair value of financial instruments held by the Company. FASB ASC Topic 825, Financial Instruments, defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 inputs to the valuation methodology use one or more unobservable inputs which are significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under FASB ASC Topic 480, Distinguishing Liabilities from Equity, and FASB ASC Topic 815, Derivatives and Hedging.

For certain financial instruments, the carrying amounts reported in the balance sheets for cash and current liabilities, including convertible notes payable, each qualify as a financial instrument, and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest.

An established trading market for the Company’s common stock does not exist. The fair value of the shares was determined based on the then most recent price per share at which we sold preferred stock to unrelated parties in a private placement during the six months then ended.

During the year ended December 31, 2020, the Company utilized $25.22 (post-share exchange) per share as the fair value of its common stock for accounting purposes based on preferred share transactions with investors from August 2018 through December 2019, with no transactions occurring in 2020 and $5.00 in 2021, $4.00 through March 31, 2022 and $6.00 through June 30, 2022.

At September 30, 2022, the Company identified no liabilities required to be presented on the balance sheet at fair value.

At December 31, 2021, the Company identified the following liabilities that are required to be presented on the balance sheet at fair value:

December 31, 2021	Level 1	Level 2	Level 3	Total
Liabilities
Warrant Liabilities	$-	$-	$94,025	$94,025

Fair Value of Financial Instruments

For certain of the Company’s financial instruments, including cash, accounts receivable, accounts payable, accrued liabilities and short-term debt, the carrying amounts approximate their fair values due to their short maturities.

FASB ASC Topic 820, Fair Value Measurements and Disclosures, requires disclosure of the fair value of financial instruments held by the Company. FASB ASC Topic 825, Financial Instruments, defines fair value, and establishes a three-level valuation hierarchy for disclosures of fair value measurement that enhances disclosure requirements for fair value measures. The carrying amounts reported in the consolidated balance sheets for receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest. The three levels of valuation hierarchy are defined as follows:

●	Level 1 inputs to the valuation methodology are quoted prices for identical assets or liabilities in active markets.

●	Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets in inactive markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

●	Level 3 inputs to the valuation methodology us one or more unobservable inputs which are significant to the fair value measurement.

The Company analyzes all financial instruments with features of both liabilities and equity under FASB ASC Topic 480, Distinguishing Liabilities from Equity, and FASB ASC Topic 815, Derivatives and Hedging.

For certain financial instruments, the carrying amounts reported in the balance sheets for cash and current liabilities, including convertible notes payable, each qualify as a financial instrument, and are a reasonable estimate of their fair values because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest.

An established trading market for the Company’s common stock does not exist. The fair value of the shares was determined based on the then most recent price per share at which we sold preferred stock to unrelated parties in a private placement during the six months then ended.

During the year ended December 31, 2020, the Company utilized $25.22 (post-share exchange) per share as the fair value of its common stock for accounting purposes based on preferred share transactions with investors from August 2018 through December 2019, with no transactions occurring in 2020 and $5.00 in 2021.

At December 31, 2021, the Company identified the following liabilities that are required to be presented on the balance sheet at fair value:

Description	Level 1	Level 2	Level 3
Warrant Liability	$-	$-	$94,025

At December 31, 2020, the Company identified the following liabilities that are required to be presented on the balance sheet at fair value:

Description	Level 1	Level 2	Level 3
Warrant Liability	$-	$-	$673,171

Revenue Recognition

Revenue Recognition

Revenue from providing research and development is recognized under Topic 606 in a manner that reasonably reflects the delivery of its services to customers in return for expected consideration and includes the following elements:

●	executed contracts with the Company’s customers that it believes are legally enforceable;

●	identification of performance obligations in the respective contract;

●	determination of the transaction price for each performance obligation in the respective contract;

●	allocation the transaction price to each performance obligation; and

●	recognition of revenue only when the Company satisfies each performance obligation.

To satisfy these five elements, the Company records revenue for research and development services on a quarterly basis as services are provided. Revenue received from NIH contracts is received in accordance with Federal grants and contracts policies. Research and development expenses are posted against revenue and recorded on the statement of operations as “Research and development, net of contract expense reimbursements.”

Revenue Recognition

Revenue from providing research and development is recognized under Topic 606 in a manner that reasonably reflects the delivery of its services to customers in return for expected consideration and includes the following elements:

●	executed contracts with the Company’s customers that it believes are legally enforceable;

●	identification of performance obligations in the respective contract;

●	determination of the transaction price for each performance obligation in the respective contract;

●	allocation the transaction price to each performance obligation; and

●	recognition of revenue only when the Company satisfies each performance obligation.

To satisfy these five elements, the Company records revenue for research and development services on a quarterly basis as services are provided. Revenue received from National Institutes of Health contracts is received in accordance with Federal grants and contracts policies. Research and development expenses are posted against revenue and recorded on the statement of operations as “Research and development, net of contract expense reimbursements.”

Basic and Diluted Earnings Per Share

Basic and Diluted Earnings Per Share

Basic earnings per share (“EPS”) is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential shares of common stock outstanding during the period using the treasury stock method and as if converted method. Dilutive potential shares of common stock include outstanding warrants and Series A preferred stock.

For the nine months ended September 30, 2022 and year ended December 31, 2021, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	September 30,	December 31,
	2022	2021
Series A preferred stock	-	97,062
Warrants	20,000	48,532
	20,000	145,594

Basic and Diluted Earnings Per Share

Basic earnings per share (“EPS”) is computed based on the weighted average number of shares of common stock outstanding during the period. Diluted EPS is computed based on the weighted average number of shares of common stock plus the effect of dilutive potential common shares outstanding during the period using the treasury stock method and as if converted method. Dilutive potential common shares include outstanding warrants and Series A preferred stock.

For the years ended December 31, 2021, and 2020, the following common stock equivalents were excluded from the computation of diluted net loss per share as the result of the computation was anti-dilutive.

	December 31,	December 31,
	2021	2020
Series A preferred stock	97,062	97,062
Warrants	48,532	48,532
Total	145,594	145,594

Recent Accounting Pronouncements

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, ASC Subtopic 470-20 “Debt—Debt with “Conversion and Other Options” and ASC subtopic 815-40 “Hedging—Contracts in Entity’s Own Equity.” The standard reduced the number of accounting models for convertible debt instruments and convertible preferred stock. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting; and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The amendments in this update are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted. The Company adopted this standard on January 1, 2021.

Management does not believe that any recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, we will adopt those that are applicable under the circumstances.

Recent Accounting Pronouncements

In August 2020, the FASB issued ASU 2020-06, ASC Subtopic 470-20 “Debt—Debt with “Conversion and Other Options” and ASC subtopic 815-40 “Hedging—Contracts in Entity’s Own Equity.” The standard reduced the number of accounting models for convertible debt instruments and convertible preferred stock. Convertible instruments that continue to be subject to separation models are (1) those with embedded conversion features that are not clearly and closely related to the host contract, that meet the definition of a derivative, and that do not qualify for a scope exception from derivative accounting; and (2) convertible debt instruments issued with substantial premiums for which the premiums are recorded as paid-in capital. The amendments in this update are effective for fiscal years beginning after December 15, 2021, including interim periods within those fiscal years. Early adoption is permitted. The Company has adopted this standard on January 1, 2021.

Management does not believe that any recently issued, but not yet effective, accounting standards could have a material effect on the accompanying financial statements. As new accounting pronouncements are issued, we will adopt those that are applicable under the circumstances.

Accounts Receivable

Accounts Receivable

The Company’s accounts receivable consists of amounts due from the National Institutes of Health (“NIH”), a government agency under the Department of Health and Human Services. The Company submits quarterly reports of progress for tasks performed on research and development contracts it is awarded. The contracts are typically reimbursed on a fixed fee cost reimbursement basis and payments from the contracts are generally collected within 30 days of the Company’s submission for reimbursement. The Company currently does not provide an allowance for doubtful collections, which is based upon a review of outstanding receivables, historical collection information, and existing economic conditions. Normal receivable terms vary from 7-30 days after the issuance of the invoice and typically would be considered past due when the term expires. The Company’s allowance for doubtful accounts was $0 at December 31, 2020 and 2021.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets

The Company reviews its long-lived assets for impairment whenever events or changes in business circumstances indicate that the carrying amount of the asset may not be fully recoverable. Recoverability of assets is measured by a comparison of the carrying amount of an asset to the estimated undiscounted cash flows expected to be generated by the asset. If the carrying amount of the asset exceeds its estimated future cash flows, an impairment charge will be recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. There were no impairments of long-lived assets during the periods presented.

Income Taxes

Income Taxes

The Company accounts for income taxes in accordance with ASC Topic 740, Income Taxes. ASC 740 requires a company to use the asset and liability method of accounting for income taxes, whereby deferred tax assets are recognized for deductible temporary differences, and deferred tax liabilities are recognized for taxable temporary differences. Temporary differences are the differences between the reported amounts of assets and liabilities and their tax bases. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, the Company does not foresee generating taxable income in the near future and utilizing its deferred tax asset, therefore, it is more likely than not that some portion, or all of, the deferred tax assets will not be realized. Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The amount recognized is the largest amount of tax benefit that is greater than 50% likely of being realized on examination. For tax positions not meeting the “more likely than not” test, no tax benefit is recorded. The Company has no material uncertain tax positions for any of the reporting periods presented.